Significant Changes in the Current Reporting Period - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2020	Nov. 19, 2021	Jun. 30, 2021
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Repayment of loan		$ 55,458	$ 512
Borrowings		$ 96,634			$ 94,245
Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of warrants granted to purchase American Depositary Shares		1,769,669
Oaktree Capital Management, L.P.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings Principal Amount	$ 90,000
Borrowings				$ 60,000
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Par value per share				$ 7.26
Oaktree Capital Management, L.P. | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings	60,000			$ 60,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings Principal Amount	90,000
Borrowings	$ 60,000
Issuance of warrant, Fair value	8,100,000
Loss on prepaying outstanding balance and extinguishing debt	$ 1,300
Borrowings, interest rate	9.75%
Percentage of principal amount payable over two year	40.00%
Percentage of share premium price	15.00%
VWAP, Period	30 days
Warrants issuance date	Jan. 11, 2022
Warrant exercise term	7 years
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | American Depositary Shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Par value per share	$ 7.26
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings	$ 60,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Quarterly Payments
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings, interest rate	8.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Unpaid Interest
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings, interest rate	1.75%
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of warrants granted to purchase American Depositary Shares				1,769,669
Oaktree Capital Management, L.P. | Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of warrants granted to purchase American Depositary Shares	1,769,669
Oaktree Capital Management, L.P. | Top of Range | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings, maturity	November 2026
Oaktree Capital Management, L.P. | Top of Range | Refinancing and Expansion of Senior Debt Facility | Tranche Two
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings	$ 30,000
Hercules Capital, Inc
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Repayment of loan	55,500
Hercules Capital, Inc | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Repayment of loan	55,500
Borrowings					$ 50,000
Hercules Capital, Inc | Refinancing and Expansion of Senior Debt Facility | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Repayment of loan	$ 55,500